(17) DEBENTURES (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Debentures, beginning	R$ 8,999,945
Debentures issued	2,452,629
Repayments of principal	(2,231,451)
Interests and monetary adjustment	937,389
Exchange rates	(981,986)
Debentures, ending	9,176,526
Debentures
Statement Line Items [Line Items]
Debentures, beginning	9,067,520
Debentures issued	2,486,000
Repayments of principal	(2,231,451)
Interests and monetary adjustment	913,313
Exchange rates	(981,986)
Debentures, ending	9,253,396
Borrowing costs
Statement Line Items [Line Items]
Debentures, beginning	(67,575)
Debentures issued	(33,371)
Repayments of principal	0
Interests and monetary adjustment	24,076
Exchange rates	0
Debentures, ending	R$ (76,870)